March 21, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:       Nuveen Unit Investment Trust, Series 188

File No. 333-215757

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement of Form S-6 (the “Registration Statement”) for the above-referenced unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the Commission on March 20, 2017.

Nuveen Securities, LLC

By: /s/ John Browning

John Browning

Managing Director